UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS GLOBAL MARKET NEUTRAL FUND

FORM N-Q

JUNE 30, 2017

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 3.6%
Keihin Corp.	1,700	$23,254	(a)
Lear Corp.	248	35,236	(b)
Magna International Inc.	600	27,793	(b)
Sumitomo Rubber Industries Ltd.	2,500	42,279	(a)
Toyo Tire & Rubber Co., Ltd.	1,800	36,757	(a)
Toyota Boshoku Corp.	1,600	30,109	(a)
Unipres Corp.	1,700	37,901	(a)

Total Auto Components		233,329

Automobiles - 0.9%
Honda Motor Co., Ltd.	1,300	35,520	(a)
Suzuki Motor Corp.	500	23,763	(a)

Total Automobiles		59,283

Distributors - 0.6%
Inchcape PLC	3,962	38,965	(a)(b)

Hotels, Restaurants & Leisure - 2.5%
Aristocrat Leisure Ltd.	3,039	52,655	(a)
Autogrill SpA	1,775	21,561	(a)
Great Canadian Gaming Corp.	2,100	38,671	*
Kindred Group PLC	4,723	53,438	(a)

Total Hotels, Restaurants & Leisure		166,325

Household Durables - 3.9%
Barratt Developments PLC	4,448	32,660	(a)(b)
Electrolux AB, Class B Shares	732	24,072	(a)
Forbo Holding AG, Registered Shares	24	39,429	(a)
JM AB	992	35,121	(a)
Persimmon PLC	1,747	51,038	(a)(b)
Redrow PLC	5,402	38,505	(a)
SodaStream International Ltd.	607	32,487	*(b)

Total Household Durables		253,312

Internet & Direct Marketing Retail - 0.3%
Start Today Co., Ltd.	900	22,186	(a)

Leisure Products - 0.5%
Sega Sammy Holdings Inc.	2,600	35,050	(a)

Media - 1.4%
Cogeco Communications Inc.	500	30,540
Mediaset Espana Comunicacion SA	3,335	41,552	(a)
Twenty-First Century Fox Inc., Class A Shares	580	16,437	(b)

Total Media		88,529

Multiline Retail - 0.7%
Big Lots Inc.	552	26,662	(b)
Kohl’s Corp.	418	16,164	(b)

Total Multiline Retail		42,826

Specialty Retail - 4.4%
Best Buy Co. Inc.	370	21,212	(b)
Big 5 Sporting Goods Corp.	2,383	31,098	(b)
Children’s Place Inc.	421	42,984	(b)
Foot Locker Inc.	550	27,104	(b)
Francesca’s Holdings Corp.	1,849	20,228	*(b)
Gap Inc.	1,144	25,157	(b)
Genesco. Inc.	465	15,763	*(b)
Home Depot Inc.	256	39,270	(b)
JD Sports Fashion PLC	8,680	39,578	(a)
Pier 1 Imports Inc.	4,908	25,473	(b)

Total Specialty Retail		287,867

TOTAL CONSUMER DISCRETIONARY		1,227,672

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 6.7%
Beverages - 1.1%
Coca-Cola HBC AG, Class DI Shares	626	18,415	*(a)(b)
Fevertree Drinks PLC	2,164	48,106	(a)

Total Beverages		66,521

Food & Staples Retailing - 2.3%
Booker Group PLC	6,425	15,601	(a)(b)
Kobe Bussan Co., Ltd.	1,100	52,211	(a)
Wal-Mart Stores Inc.	530	40,111	(b)
William Morrison Supermarkets PLC	13,592	42,735	(a)(b)

Total Food & Staples Retailing		150,658

Food Products - 2.5%
GrainCorp Ltd., Class A Shares	2,344	17,049	(a)
Grieg Seafood ASA	3,049	21,278	(a)
Maple Leaf Foods Inc.	1,800	45,444
Megmilk Snow Brand Co., Ltd.	800	22,301	(a)
Nichirei Corp.	1,600	44,869	(a)
Omega Protein Corp.	733	13,121	(b)

Total Food Products		164,062

Personal Products - 0.5%
YA-MAN Ltd.	400	32,749	(a)

Tobacco - 0.3%
Imperial Brands PLC	434	19,516	(a)(b)

TOTAL CONSUMER STAPLES		433,506

ENERGY - 5.4%
Energy Equipment & Services - 1.2%
SBM Offshore NV	2,359	37,868	(a)
Subsea 7 SA	2,947	39,730	(a)

Total Energy Equipment & Services		77,598

Oil, Gas & Consumable Fuels - 4.2%
Alliance Resource Partners LP	1,790	33,831	(b)
Delek US Holdings Inc.	1,238	32,733	(b)
OMV AG	910	47,307	(a)
Paramount Resources Ltd., Class A Shares	1,500	22,081	*
Parex Resources Inc.	2,600	29,573	*
Repsol SA	2,091	32,079	(a)
Saras SpA	19,770	46,087	(a)
Showa Shell Sekiyu KK	3,500	32,521	(a)

Total Oil, Gas & Consumable Fuels		276,212

TOTAL ENERGY		353,810

FINANCIALS - 9.1%
Banks - 3.2%
BNP Paribas SA	522	37,966	(a)
Canadian Imperial Bank of Commerce	500	40,635	(b)

Danske Bank A/S	1,042	40,223	(a)
KBC Group NV	590	44,788	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	1,538	18,669	(a)
Synovus Financial Corp.	623	27,561	(b)

Total Banks		209,842

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Capital Markets - 0.5%
Daiwa Securities Group Inc.	5,000	$29,709	(a)

Diversified Financial Services - 0.3%
Euronext NV	378	19,646	(a)

Insurance - 4.9%
AEGON NV	7,534	38,714	(a)
Allianz SE, Registered Shares	207	40,793	(a)
CNO Financial Group Inc.	1,296	27,060	(b)
Everest Re Group Ltd.	71	18,076	(b)
Fidelity & Guaranty Life	738	22,915	(b)
Manulife Financial Corp.	900	16,872	(b)
Prudential Financial Inc.	235	25,413	(b)
Reinsurance Group of America Inc.	129	16,562	(b)
Standard Life PLC	8,550	44,459	(a)(b)
Swiss Life Holding AG, Registered Shares	73	24,662	(a)
Swiss Re AG	217	19,880	(a)
Tokio Marine Holdings Inc.	500	20,774	(a)

Total Insurance		316,180

Thrifts & Mortgage Finance - 0.2%
OneSavings Bank PLC	3,097	15,133	(a)(b)

TOTAL FINANCIALS		590,510

HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 1.4%
Baxter International Inc.	675	40,864	(b)
Masimo Corp.	561	51,152	*(b)

Total Health Care Equipment & Supplies		92,016

Health Care Providers & Services - 2.7%
Express Scripts Holding Co.	369	23,557	*(b)
HCA Healthcare Inc.	443	38,630	*(b)
McKesson Corp.	150	24,681	(b)
Miraca Holdings Inc.	800	36,041	(a)
WellCare Health Plans Inc.	296	53,150	*(b)

Total Health Care Providers & Services		176,059

Life Sciences Tools & Services - 0.3%
ICON PLC	201	19,656	*(b)

Pharmaceuticals - 1.7%
Bayer AG, Registered Shares	145	18,761	(a)
H. Lundbeck A/S	948	53,387	(a)
Indivior PLC	9,797	39,950	(a)

Total Pharmaceuticals		112,098

TOTAL HEALTH CARE		399,829

INDUSTRIALS - 17.5%
Aerospace & Defense - 1.2%
Dassault Aviation SA	11	15,374	(a)
Moog Inc., Class A Shares	300	21,516	*(b)
Qinetiq Group PLC	11,884	41,856	(a)

Total Aerospace & Defense		78,746

Airlines - 1.5%
Deutsche Lufthansa AG, Registered Shares	1,905	43,500	(a)
Qantas Airways Ltd.	12,178	53,609	(a)

Total Airlines		97,109

Building Products - 0.9%
Nichias Corp.	1,000	11,575	(a)
Owens Corning	683	45,706	(b)

Total Building Products		57,281

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 1.4%
G4S PLC	6,291	$26,767	(a)(b)
Intrum Justitia AB	751	25,611	(a)
Quad Graphics Inc.	1,577	36,145	(b)

Total Commercial Services & Supplies		88,523

Construction & Engineering - 2.8%
ACS Actividades de Construccion y Servicios SA	559	21,622	(a)
CIMIC Group Ltd.	1,012	30,181	(a)
FLSmidth & Co. A/S, Class B Shares	678	42,866	(a)
Hochtief AG	268	49,138	(a)
Nishimatsu Construction Co., Ltd.	8,000	42,477	(a)

Total Construction & Engineering		186,284

Electrical Equipment - 0.7%
Vestas Wind Systems A/S	520	48,180	(a)

Industrial Conglomerates - 0.5%
Smiths Group PLC	1,592	33,169	(a)(b)

Machinery - 1.8%
Ryobi Ltd.	6,000	24,449	(a)
ShinMaywa Industries Ltd.	5,000	42,278	(a)
Tsugami Corp.	2,000	14,396	(a)
Wabash National Corp.	1,633	35,893	(b)

Total Machinery		117,016

Professional Services - 1.6%
Adecco Group AG, Registered Shares	235	17,891	(a)
Manpowergroup Inc.	387	43,208	(b)
Meitec Corp.	600	25,579	(a)
Navigant Consulting Inc.	820	16,203	*(b)

Total Professional Services		102,881

Road & Rail - 0.3%
Sankyu Inc.	3,000	19,583	(a)

Trading Companies & Distributors - 3.6%
Ashtead Group PLC	1,444	29,953	(a)(b)
Marubeni Corp.	6,400	41,434	(a)
Mitsubishi Corp.	1,900	39,913	(a)
Mitsui & Co., Ltd.	1,900	27,200	(a)
Sumitomo Corp.	2,700	35,200	(a)
Toyota Tsusho Corp.	700	21,021	(a)
Wolseley PLC	647	39,789	(a)(b)

Total Trading Companies & Distributors		234,510

Transportation Infrastructure - 1.2%
Aena SA	274	53,538	(a)
Flughafen Zuerich AG, Registered Shares	113	27,747	(a)

Total Transportation Infrastructure		81,285

TOTAL INDUSTRIALS		1,144,567

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.8%
F5 Networks Inc.	149	18,932	*(b)
Motorola Solutions Inc.	380	32,961	(b)

Total Communications Equipment		51,893

Electronic Equipment, Instruments & Components - 3.3%
CDW Corp.	523	32,703	(b)
Celestica Inc.	1,600	21,740	*
Corning Inc.	1,157	34,768	(b)
Electrocomponents PLC	6,582	49,537	(a)
KEMET Corp.	1,495	19,136	*(b)
Methode Electronics Inc.	532	21,918	(b)
Oki Electric Industry Co., Ltd.	2,300	32,659	(a)

Total Electronic Equipment, Instruments & Components		212,461

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
IT Services - 1.2%
Capgemini SE	158	$16,417	(a)
Computershare Ltd.	2,532	27,481	(a)
Nihon Unisys Ltd.	2,200	34,837	(a)

Total IT Services		78,735

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Energy Industries Inc.	445	28,787	*(b)
Applied Materials Inc.	499	20,614	(b)
BE Semiconductor Industries NV	420	22,569	(a)
Brooks Automation Inc.	704	15,270	(b)
Entegris Inc.	1,997	43,834	*(b)
KLA-Tencor Corp.	342	31,296	(b)
Kulicke & Soffa Industries Inc.	1,231	23,414	*(b)
Sanken Electric Co., Ltd.	8,000	33,711	(a)
Semtech Corp.	638	22,809	*(b)
Teradyne Inc.	1,051	31,562	(b)
Texas Instruments Inc.	465	35,772	(b)
Tokyo Electron Ltd.	300	40,642	(a)
Ulvac Inc.	700	33,768	(a)

Total Semiconductors & Semiconductor Equipment		384,048

Software - 1.6%
Aspen Technology Inc.	490	27,078	*(b)
CDK Global Inc.	269	16,694	(b)
Check Point Software Technologies Ltd.	216	23,561	*(b)
Citrix Systems Inc.	219	17,428	*(b)
Progress Software Corp.	657	20,295	(b)

Total Software		105,056

Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd.	700	16,198	(a)
HP Inc.	2,455	42,913	(b)
Logitech International SA, Registered Shares	466	17,112	(a)
NetApp Inc.	415	16,621	(b)
Xerox Corp.	857	24,622

Total Technology Hardware, Storage & Peripherals		117,466

TOTAL INFORMATION TECHNOLOGY		949,659

MATERIALS - 11.3%
Chemicals - 3.5%
Celanese Corp., Series A Shares	268	25,444	(b)
Covestro AG	473	34,156	(a)
Dainippon Ink and Chemicals Inc.	800	28,819	(a)
Lenzing AG	93	16,681	(a)
Methanex Corp.	600	26,488	(b)
Sika AG	2	12,875	(a)
Sumitomo Bakelite Co., Ltd.	6,000	42,368	(a)
Tronox Ltd., Class A Shares	2,625	39,690	(b)

Total Chemicals		226,521

Containers & Packaging - 0.4%
Cascades Inc.	1,800	24,554

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
Metals & Mining - 6.6%
Anglo American PLC		2,749	$36,842	*(a)(b)
BlueScope Steel Ltd.		4,400	44,612	(a)
Evraz PLC		8,428	22,739	*(a)
Fortescue Metals Group Ltd.		9,560	38,290	(a)
Glencore PLC		5,639	21,165	*(a)(b)
HudBay Minerals Inc.		8,100	46,846
Kinross Gold Corp.		3,900	15,849	*
Mineral Resources Ltd.		2,315	19,258	(a)
OZ Minerals Ltd.		3,493	19,895	(a)
Rio Tinto PLC		953	40,182	(a)(b)
Sandfire Resources NL		5,399	23,419	(a)
SSAB AB, Class A Shares		11,078	50,665	*(a)
Teck Resources Ltd., Class B Shares		1,200	20,802	(b)
Vedanta Resources PLC		4,053	34,018	(a)

Total Metals & Mining			434,582

Paper & Forest Products - 0.8%
Canfor Corp.		1,200	18,128	*
Oji Holdings Corp.		7,000	36,222	(a)

Total Paper & Forest Products			54,350

TOTAL MATERIALS			740,007

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Charter Hall Group		5,523	23,333	(a)
Sabra Health Care REIT Inc.		1,334	32,149	(b)
Tanger Factory Outlet Centers Inc.		1,265	32,865	(b)

Total Equity Real Estate Investment Trusts (REITs)			88,347

Real Estate Management & Development - 0.7%
LendLease Group		3,696	47,300	(a)

TOTAL REAL ESTATE			135,647

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
KDDI Corp.		1,300	34,440	(a)

UTILITIES - 0.8%
Electric Utilities - 0.8%
Genesis Energy Ltd.		6,842	12,192	(a)
Shikoku Electric Power Co. Inc.		3,100	36,580	(a)

TOTAL UTILITIES			48,772

TOTAL COMMON STOCKS (Cost - $5,361,687)			6,058,419

RIGHTS - 0.0%
Repsol SA (Cost - $746)		1,564	715	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,362,433)			6,059,134

	RATE
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $447,685)	0.935%	447,685	447,685

TOTAL INVESTMENTS - 99.7% (Cost - $5,810,118#)			6,506,819
Other Assets in Excess of Liabilities - 0.3%			17,288

TOTAL NET ASSETS - 100.0%			$6,524,107

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (92.6)%
CONSUMER DISCRETIONARY - (18.6)%
Auto Components - (0.4)%
Modine Manufacturing Co.	(1,586)	$(26,248	)*

Automobiles - (0.5)%
Tesla Inc.	(93)	(33,630	)*

Distributors - (0.3)%
Core-Mark Holding Co. Inc.	(652)	(21,555)

Hotels, Restaurants & Leisure - (6.2)%
Accor SA	(815)	(38,405	)(a)
Domino’s Pizza Enterprises Ltd.	(476)	(19,054	)(a)
Domino’s Pizza Group PLC	(4,003)	(15,331	)(a)
Elior Group	(888)	(25,919	)(a)
Fiesta Restaurant Group Inc.	(840)	(17,346	)*
Greene King PLC	(2,793)	(24,515	)(a)
GVC Holdings PLC	(3,523)	(34,723	)(a)
ILG Inc.	(1,555)	(42,747)
Oriental Land Co., Ltd.	(500)	(33,870	)(a)
Red Rock Resorts Inc., Class A Shares	(593)	(13,965)
Shake Shack Inc., Class A Shares	(407)	(14,196	)*
TABCORP Holdings Ltd.	(7,974)	(26,784	)(a)
Tatts Group Ltd.	(8,296)	(26,691	)(a)
Whitbread PLC	(687)	(35,500	)(a)
Yoshinoya Holdings Co., Ltd.	(2,100)	(34,990	)(a)

Total Hotels, Restaurants & Leisure		(404,036)

Household Durables - (1.1)%
TomTom NV	(3,687)	(35,382	)*(a)
TRI Pointe Group Inc.	(2,672)	(35,244	)*

Total Household Durables		(70,626)

Internet & Direct Marketing Retail - (1.1)%
Ocado Group PLC	(3,099)	(11,704	)*(a)
Rakuten Inc.	(2,900)	(34,186	)(a)
Yoox Net-A-Porter Group SpA	(984)	(27,218	)*(a)

Total Internet & Direct Marketing Retail		(73,108)

Leisure Products - (1.4)%
Amer Sports OYJ	(999)	(25,045	)(a)
Mattel Inc.	(731)	(15,738)
Shimano Inc.	(200)	(31,699	)(a)
Universal Entertainment Corp.	(500)	(15,271	)(a)

Total Leisure Products		(87,753)

Media - (3.3)%
AMC Entertainment Holdings Inc., Class A Shares	(1,148)	(26,117)
Axel Springer SE	(683)	(41,030	)(a)
Informa PLC	(2,488)	(21,698	)(a)
JCDecaux SA	(394)	(12,941	)(a)
Nexstar Media Group Inc., Class A Shares	(273)	(16,326)
Pearson PLC	(3,976)	(35,810	)(a)
ProSiebenSat.1 Media SE	(603)	(25,234	)(a)
REA Group Ltd.	(749)	(38,280	)(a)

Total Media		(217,436)

Multiline Retail - (1.2)%
Don Quijote Holdings Co., Ltd.	(400)	(15,178	)(a)
J. Front Retailing Co., Ltd.	(2,200)	(33,860	)(a)
Marui Group Co., Ltd.	(2,100)	(31,006	)(a)

Total Multiline Retail		(80,044)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Specialty Retail - (1.2)%
Bic Camera Inc.	(3,200)	$(33,995	)(a)
Hennes & Mauritz AB, Class B Shares	(1,066)	(26,624	)(a)
Sports Direct International PLC	(5,068)	(19,225	)*(a)

Total Specialty Retail		(79,844)

Textiles, Apparel & Luxury Goods - (1.9)%
G-III Apparel Group Ltd.	(664)	(16,567	)*
Luxottica Group SpA	(688)	(39,920	)(a)
Salvatore Ferragamo SpA	(634)	(16,951	)(a)
Swatch Group AG	(62)	(22,921	)(a)
Under Armour Inc., Class A Shares	(352)	(7,659	)*
Under Armour Inc., Class C Shares	(773)	(15,584	)*

Total Textiles, Apparel & Luxury Goods		(119,602)

TOTAL CONSUMER DISCRETIONARY		(1,213,882)

CONSUMER STAPLES - (6.0)%
Beverages - (2.1)%
Anheuser-Busch InBev SA	(254)	(28,106	)(a)
Britvic PLC	(4,438)	(40,060	)(a)
Brown-Forman Corp., Class B Shares	(706)	(34,312)
Cott Corp.	(2,300)	(33,219)

Total Beverages		(135,697)

Food & Staples Retailing - (1.3)%
Carrefour SA	(961)	(24,393	)(a)
FamilyMart UNY Holdings Co., Ltd.	(300)	(17,187	)(a)
ICA Gruppen AB	(399)	(14,875	)(a)
Lawson Inc.	(400)	(27,954	)(a)

Total Food & Staples Retailing		(84,409)

Food Products - (1.5)%
Bakkafrost P/F	(518)	(19,523	)(a)
Dairy Crest Group PLC	(4,082)	(31,865	)(a)
Greencore Group PLC	(9,232)	(29,609	)(a)
SunOpta Inc.	(1,512)	(15,422	)*

Total Food Products		(96,419)

Personal Products - (1.1)%
Coty Inc., Class A Shares	(1,636)	(30,691)
Shiseido Co., Ltd.	(1,200)	(42,750	)(a)

Total Personal Products		(73,441)

TOTAL CONSUMER STAPLES		(389,966)

ENERGY - (6.2)%
Oil, Gas & Consumable Fuels - (6.2)%
Birchcliff Energy Ltd.	(4,400)	(20,731)
Enbridge Inc.	(300)	(11,951)
Euronav NV	(2,322)	(18,364	)(a)
Genesis Energy LP	(960)	(30,461)
Keyera Corp.	(800)	(25,182)
MPLX LP	(909)	(30,360)
Nippon Gas Co., Ltd.	(700)	(22,710	)(a)
Pembina Pipeline Corp.	(1,000)	(33,120)
PrairieSky Royalty Ltd.	(1,300)	(29,603)
Rice Energy Inc.	(1,073)	(28,574	)*
RSP Permian Inc.	(837)	(27,010	)*
Seven Generations Energy Ltd., Class A Shares	(800)	(13,701	)*
Spartan Energy Corp.	(2,967)	(14,069	)*
SRC Energy Inc.	(2,760)	(18,575	)*
Teekay Corp.	(3,645)	(24,312)
Tullow Oil PLC	(13,827)	(27,279	)*(a)
Veresen Inc.	(2,000)	(28,285)

TOTAL ENERGY		(404,287)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
FINANCIALS - (6.0)%
Banks - (3.3)%
Banco BPM SpA	(5,640)	$(19,040	)*(a)
Bank of Kyoto Ltd.	(4,000)	(37,809	)(a)
Bank of Queensland Ltd.	(114)	(1,002	)(a)
CIT Group Inc.	(476)	(23,181)
Commerzbank AG	(3,446)	(41,271	)*(a)
Commonwealth Bank of Australia	(220)	(14,003	)(a)
Standard Chartered PLC	(4,573)	(46,386	)*(a)
Svenska Handelsbanken AB, Class A Shares	(891)	(12,795	)(a)
Unione di Banche Italiane SpA	(5,372)	(23,310	)(a)

Total Banks		(218,797)

Capital Markets - (0.6)%
Japan Exchange Group Inc.	(1,200)	(21,798	)(a)
WisdomTree Investments Inc.	(1,429)	(14,533)

Total Capital Markets		(36,331)

Consumer Finance - (0.4)%
Acom Co., Ltd.	(2,700)	(12,346	)*(a)
Encore Capital Group Inc.	(375)	(15,056	)*

Total Consumer Finance		(27,402)

Diversified Financial Services - (0.5)%
AMP Ltd.	(7,710)	(30,725	)(a)

Insurance - (1.2)%
MBIA Inc.	(3,050)	(28,761	)*
Phoenix Group Holdings	(3,291)	(33,192	)(a)
Saga PLC	(5,271)	(14,381	)(a)

Total Insurance		(76,334)

TOTAL FINANCIALS		(389,589)

HEALTH CARE - (5.4)%
Biotechnology - (0.6)%
Achaogen Inc.	(1,746)	(37,941	)*

Health Care Equipment & Supplies - (1.7)%
Cerus Corp.	(1,948)	(4,890	)*
Coloplast A/S, Class B Shares	(406)	(34,007	)(a)
DexCom Inc.	(162)	(11,850	)*
Endologix Inc.	(2,701)	(13,127	)*
Penumbra Inc.	(219)	(19,217	)*
Sysmex Corp.	(500)	(29,902	)(a)

Total Health Care Equipment & Supplies		(112,993)

Health Care Providers & Services - (1.0)%
Capital Senior Living Corp.	(924)	(14,054	)*
Healthscope Ltd.	(14,291)	(24,307	)(a)
Mediclinic International PLC	(3,142)	(30,339	)(a)

Total Health Care Providers & Services		(68,700)

Health Care Technology - (0.8)%
athenahealth Inc.	(98)	(13,774	)*
Omnicell Inc.	(829)	(35,730	)*

Total Health Care Technology		(49,504)

Life Sciences Tools & Services - (0.2)%
MorphoSys AG	(212)	(15,038	)*(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Pharmaceuticals - (1.1)%
Aerie Pharmaceuticals Inc.	(408)	$(21,440	)*
AstraZeneca PLC	(197)	(13,203	)(a)
Hikma Pharmaceuticals PLC	(1,278)	(24,478	)(a)
Medicines Co.	(268)	(10,186	)*

Total Pharmaceuticals		(69,307)

TOTAL HEALTH CARE		(353,483)

INDUSTRIALS - (18.8)%
Aerospace & Defense - (1.6)%
Cobham PLC	(27,247)	(46,091	)(a)
Cubic Corp.	(654)	(30,280)
MacDonald Dettwiler & Associates Ltd.	(300)	(15,611)
Rolls-Royce Holdings PLC	(1,241)	(14,422	)(a)

Total Aerospace & Defense		(106,404)

Air Freight & Logistics - (0.6)%
Bolloré	(9,290)	(42,306	)(a)

Airlines - (0.6)%
easyJet PLC	(2,423)	(42,904	)(a)

Building Products - (0.3)%
Johnson Controls International PLC	(487)	(21,116)

Commercial Services & Supplies - (1.8)%
Aggreko PLC	(2,922)	(35,059	)(a)
Healthcare Services Group Inc.	(794)	(37,183)
Ritchie Bros. Auctioneers Inc.	(400)	(11,493)
Societe BIC SA	(108)	(12,818	)(a)
Team Inc.	(871)	(20,425	)*

Total Commercial Services & Supplies		(116,978)

Construction & Engineering - (0.7)%
Balfour Beatty PLC	(7,200)	(25,395	)(a)
Chiyoda Corp.	(3,000)	(17,675	)(a)

Total Construction & Engineering		(43,070)

Electrical Equipment - (1.1)%
Acuity Brands Inc.	(95)	(19,312)
Nordex SE	(1,119)	(13,743	)*(a)
Prysmian SpA	(909)	(26,831	)(a)
Ushio Inc.	(1,000)	(12,600	)(a)

Total Electrical Equipment		(72,486)

Industrial Conglomerates - (0.5)%
Keihan Holdings Co., Ltd.	(5,000)	(31,821	)(a)

Machinery - (2.5)%
AG Growth International Inc.	(400)	(17,804)
Burckhardt Compression Holding AG	(54)	(15,559	)(a)
FANUC Corp.	(100)	(19,310	)(a)
GEA Group AG	(566)	(23,226	)(a)
KION Group AG	(172)	(13,206	)(a)
OSG Corp.	(1,100)	(22,427	)(a)
Proto Labs Inc.	(283)	(19,032	)*
Wabtec Corp.	(338)	(30,927)

Total Machinery		(161,491)

Marine - (0.4)%
Kuehne & Nagel International AG, Registered Shares	(172)	(28,751	)(a)

Professional Services - (1.6)%
Bureau Veritas SA	(818)	(18,120	)(a)
Nihon M&A Center Inc.	(1,000)	(36,605	)(a)
Seek Ltd.	(1,246)	(16,188	)(a)
Stantec Inc.	(1,300)	(32,731)

Total Professional Services		(103,644)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Road & Rail - (3.6)%
DSV A/S	(672)	$(41,414	)(a)
Hankyu Hanshin Holdings Inc.	(600)	(21,593	)(a)
Keikyu Corp.	(1,000)	(12,061	)(a)
Keio Corp.	(4,000)	(33,497	)(a)
Kyushu Railway Co.	(400)	(12,985	)(a)
Nagoya Railroad Co., Ltd.	(5,000)	(23,325	)(a)
Nankai Electric Railway Co., Ltd.	(5,000)	(25,877	)(a)
Odakyu Electric Railway Co., Ltd.	(1,200)	(24,225	)(a)
Werner Enterprises Inc.	(1,336)	(39,212)

Total Road & Rail		(234,189)

Trading Companies & Distributors - (1.9)%
Brenntag AG	(344)	(19,918	)(a)
MISUMI Group Inc.	(1,900)	(43,432	)(a)
Monotaro Co., Ltd.	(1,000)	(32,284	)(a)
Travis Perkins PLC	(1,387)	(26,303	)(a)

Total Trading Companies & Distributors		(121,937)

Transportation Infrastructure - (1.6)%
Aeroports de Paris	(294)	(47,491	)(a)
Macquarie Infrastructure Corp.	(255)	(19,992)
Transurban Group	(3,902)	(35,515	)(a)

Total Transportation Infrastructure		(102,998)

TOTAL INDUSTRIALS		(1,230,095)

INFORMATION TECHNOLOGY - (13.6)%
Communications Equipment - (1.7)%
Infinera Corp.	(2,490)	(26,568	)*
Nokia OYJ	(2,011)	(12,360	)(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	(5,589)	(40,310	)(a)
ViaSat Inc.	(526)	(34,821	)*

Total Communications Equipment		(114,059)

Electronic Equipment, Instruments & Components - (1.8)%
Iriso Electronics Co., Ltd.	(200)	(16,128	)(a)
Mesa Laboratories Inc.	(260)	(37,261)
National Instruments Corp.	(759)	(30,527)
Universal Display Corp.	(344)	(37,582)

Total Electronic Equipment, Instruments & Components		(121,498)

Internet Software & Services - (2.6)%
Aconex Ltd.	(6,310)	(18,066	)*(a)
Cimpress NV	(191)	(18,055	)*
DeNA Co., Ltd.	(1,400)	(31,398	)(a)
GTT Communications Inc.	(796)	(25,193	)*
NEXTDC Ltd.	(6,001)	(20,800	)*(a)
Pandora Media Inc.	(1,957)	(17,457	)*
Rocket Internet SE	(835)	(17,967	)*(a)
Twilio Inc., Class A Shares	(659)	(19,184	)*

Total Internet Software & Services		(168,120)

IT Services - (1.6)%
Global Payments Inc.	(166)	(14,993)
InterXion Holding NV	(843)	(38,593	)*
Leidos Holdings Inc.	(477)	(24,656)
SCSK Corp.	(600)	(26,956	)(a)

Total IT Services		(105,198)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (2.7)%
ams AG	(591)	$(38,341	)(a)
Cavium Inc.	(580)	(36,035	)*
MACOM Technology Solutions Holdings Inc.	(585)	(32,625	)*
NeoPhotonics Corp.	(1,647)	(12,715	)*
Sumco Corp.	(2,400)	(34,721	)(a)
U-Blox Holding AG	(104)	(19,515	)*(a)

Total Semiconductors & Semiconductor Equipment		(173,952)

Software - (2.7)%
Blackbaud Inc.	(459)	(39,359)
Callidus Software Inc.	(1,571)	(38,018	)*
CyberArk Software Ltd.	(324)	(16,184	)*
Ellie Mae Inc.	(296)	(32,533	)*
Oracle Corp. Japan	(200)	(12,998	)(a)
Ultimate Software Group Inc.	(169)	(35,500	)*

Total Software		(174,592)

Technology Hardware, Storage & Peripherals - (0.5)%
Diebold Nixdorf Inc.	(1,083)	(30,324)

TOTAL INFORMATION TECHNOLOGY		(887,743)

MATERIALS - (10.7)%
Chemicals - (5.1)%
Air Liquide SA	(311)	(38,649	)(a)
Balchem Corp.	(163)	(12,667)
CF Industries Holdings Inc.	(850)	(23,766)
DuluxGroup Ltd.	(2,819)	(15,026	)(a)
Essentra PLC	(4,593)	(33,778	)(a)
Givaudan SA, Registered Shares	(18)	(36,021	)(a)
K&S AG, Registered Shares	(814)	(20,862	)(a)
Kansai Paint Co., Ltd.	(1,600)	(36,871	)(a)
LSB Industries Inc.	(1,079)	(11,146	)*
Nippon Paint Holdings Co., Ltd.	(900)	(34,147	)(a)
Nippon Shokubai Co., Ltd.	(500)	(32,228	)(a)
Symrise AG	(552)	(39,111	)(a)

Total Chemicals		(334,272)

Containers & Packaging - (1.4)%
Ball Corp.	(830)	(35,034)
FP Corp.	(400)	(21,648	)(a)
Huhtamaki OYJ	(837)	(33,078	)(a)

Total Containers & Packaging		(89,760)

Metals & Mining - (3.4)%
Compass Minerals International Inc.	(227)	(14,823)
Ferroglobe Representation & Warranty Insurance Trust	(3,569)	0	*(a)(c)(d)
Iluka Resources Ltd.	(4,959)	(33,045	)(a)
Independence Group NL	(7,113)	(17,209	)(a)
MAG Silver Corp.	(1,200)	(15,666	)*
Novagold Resources Inc.	(3,700)	(16,777	)*
Osisko Gold Royalties Ltd.	(3,100)	(37,889)
Pretium Resources Inc.	(3,200)	(30,747	)*
Richmont Mines Inc.	(3,100)	(24,144	)*
Turquoise Hill Resources Ltd.	(12,700)	(33,787	)*

Total Metals & Mining		(224,087)

Paper & Forest Products - (0.8)%
Metsa Board OYJ	(2,171)	(15,818	)(a)
Stella-Jones Inc.	(1,000)	(34,130)

Total Paper & Forest Products		(49,948)

TOTAL MATERIALS		(698,067)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
REAL ESTATE - (5.1)%
Equity Real Estate Investment Trusts (REITs) - (2.9)%
Advance Residence Investment Corp.	(7)	$(17,396	)(a)
Alexandria Real Estate Equities Inc.	(264)	(31,804)
Derwent London PLC	(484)	(16,732	)(a)
Great Portland Estates PLC	(4,012)	(31,227	)(a)
Japan Prime Realty Investment Corp.	(8)	(27,702	)(a)
Nippon Building Fund Inc.	(2)	(10,206	)(a)
Shaftesbury PLC	(2,722)	(34,486	)(a)
United Urban Investment Corp.	(16)	(22,832	)(a)

Total Equity Real Estate Investment Trusts (REITs)		(192,385)

Real Estate Management & Development - (2.2)%
Capital & Counties Properties PLC	(9,345)	(35,637	)(a)
Fabege AB	(725)	(13,944	)(a)
Inmobiliaria Colonial SA	(3,053)	(26,639	)(a)
Relo Group Inc.	(2,000)	(38,972	)(a)
Swiss Prime Site AG, Registered Shares	(300)	(27,251	)*(a)

Total Real Estate Management & Development		(142,443)

TOTAL REAL ESTATE		(334,828)

TELECOMMUNICATION SERVICES - (1.1)%
Diversified Telecommunication Services - (0.6)%
Cellnex Telecom SAU	(740)	(15,299	)(a)
Iliad SA	(105)	(24,843	)(a)

Total Diversified Telecommunication Services		(40,142)

Wireless Telecommunication Services - (0.5)%
Shenandoah Telecommunications Co.	(1,015)	(31,160)

TOTAL TELECOMMUNICATION SERVICES		(71,302)

UTILITIES - (1.1)%
Gas Utilities - (0.6)%
Toho Gas Co., Ltd.	(5,000)	(36,419	)(a)

Water Utilities - (0.5)%
California Water Service Group	(912)	(33,562)

TOTAL UTILITIES		(69,981)

TOTAL COMMON STOCKS (Proceeds - $(5,807,211))		(6,043,223)

PREFERRED STOCKS - (0.4)%
Sartorius AG (Proceeds - $(20,178))	(233)	(22,468	)(a)

RIGHTS - (0.0)%
Unione di Banche Italione SpA Rights (Proceeds - $(0))	(1)	0	*(a)(c)(d)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(5,827,389))		$(6,065,691)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Value is less than $1.

(d)	Security is valued using significant unobservable inputs (See Note 1).

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	752,409	GBP	590,000	Bank of New York	7/21/17	$(16,429)
USD	1,151,224	JPY	128,000,000	Bank of New York	7/21/17	12,425
USD	431,955	CAD	570,000	Citibank N.A.	7/21/17	(7,725)
USD	292,585	AUD	385,000	Northern Trust Co.	7/21/17	(3,265)
USD	626,192	EUR	560,000	Northern Trust Co.	7/21/17	(13,936)

Total						$(28,930)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$472,279	$755,393	—		$1,227,672
Consumer Staples	98,676	334,830	—		433,506
Energy	118,218	235,592	—		353,810
Financials	195,094	395,416	—		590,510
Health Care	251,690	148,139	—		399,829
Industrials	198,671	945,896	—		1,144,567
Information Technology	624,728	324,931	—		949,659
Materials	217,801	522,206	—		740,007
Real Estate	65,014	70,633	—		135,647
Telecommunication Services	—	34,440	—		34,440
Utilities	—	48,772	—		48,772
Rights	—	715	—		715

Total Long-Term Investments	2,242,171	3,816,963	—		6,059,134

Short-Term Investments†	447,685	—	—		447,685

Total Investments	$2,689,856	$3,816,963	—		$6,506,819

Other Financial Instruments:
Forward Foreign Currency Contracts	—	12,425	—		12,425

Total Other Financial Instruments	—	$12,425	—		$12,425

Total	$2,689,856	$3,829,388	—		$6,519,244

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Securities Sold Short†:
Common Stocks:
Consumer Discretionary	$302,922	$910,960	—		$1,213,882
Consumer Staples	113,644	276,322	—		389,966
Energy	335,934	68,353	—		404,287
Financials	81,531	308,058	—		389,589
Health Care	182,209	171,274	—		353,483
Industrials	315,118	914,977	—		1,230,095
Information Technology	598,183	289,560	—		887,743
Materials	290,576	407,491	$0	*	698,067
Real Estate	31,804	303,024	—		334,828
Telecommunication Services	31,160	40,142	—		71,302
Utilities	33,562	36,419	—		69,981
Preferred Stocks	—	22,468	—		22,468
Rights	—	—	0	*	0	*

Total Securities Sold Short	$2,316,643	$3,749,048	$0	*	$6,065,691

Forward Foreign Currency Contracts	—	41,355	—		41,355

Total	$2,316,643	$3,790,403	$0	*	$6,107,046

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $3,816,248 and securities sold short valued at $3,749,048 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$832,198
Gross unrealized depreciation	(135,497)

Net unrealized appreciation	$696,701

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2017